LEASES - (Lessee) Operating Lease Cost and Other Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost
Operating lease cost	$ 106	$ 105
Sublease income	(5)	(8)
Net operating lease cost	101	97
Cash paid for amounts included in the measurement of operating lease liabilities	67	69
ROU assets obtained in exchange for new operating lease liabilities	$ 49	$ 7
Weighted average remaining lease term	8 years	9 years
Weighted average discount rate	3.50%	3.50%